Revenue - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Deferred revenue, current	$ 287.5		$ 239.8	$ 207.6
Deferred revenue recognized	$ 98.8		$ 192.7	$ 211.4	$ 176.7
Geographic Concentration Risk | Total Revenue | North America
Disaggregation Of Revenue [Line Items]
Concentration risk, percentage			2.40%	2.50%	2.40%
Geographic Concentration Risk | Total Revenue | Non-North America
Disaggregation Of Revenue [Line Items]
Concentration risk, percentage			13.30%	12.30%	11.70%
Geographic Concentration Risk | Total Revenue | Canada
Disaggregation Of Revenue [Line Items]
Concentration risk, percentage	2.40%	2.40%
Geographic Concentration Risk | Total Revenue | Outside North America [Member]
Disaggregation Of Revenue [Line Items]
Concentration risk, percentage	12.00%	13.60%